OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS

18. OTHER PAYABLES AND ACCRUALS

Other payables and accruals are as follows:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)

Staff cost related payables	20,037,102	27,419,504	4,356,520
Professional services	12,761,093	10,613,150	1,686,260
Product development services	2,665,366	3,090,913	491,097
Marketing and promotion	1,034,855	1,692,630	268,932
Others	5,830,401	5,090,126	808,739

	42,328,817	47,906,323	7,611,548